Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment [ ];   Amendment Number: ____
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:  HYMF INC
   Address:  200 Park Avenue
	     New York, USA


           Form 13F File Number: 028-13850

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name: John Trohan
                        Title: Managing Director
                        Phone: 001 212 526 7420

Signature, Place, and Date of Signing:

John Trohan,NY, USA 		May 15 , 2013


    Report Type (Check only one.):
       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC